Current and Long-Term Debt and Capital Lease Obligation, Current and Long-term Debt and Capital Lease Obligations (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Unamortized debt issuance costs		$ (1,234)	$ (67)
Capital lease obligations	$ 212	246	502
Subtotal	212	43,675	29,018
Less: current portion, net of unamortized debt issuance costs	(170)	(380)	(876)
Long-term debt and capital lease obligations, net of current portion and deferred financing costs	42	43,295	28,142
Secured Debt
Debt Instrument [Line Items]
Long-term debt, gross	0	44,663	5,833
Unamortized debt issuance costs	0	(1,234)
Line of Credit
Debt Instrument [Line Items]
Long-term debt, gross	$ 0	$ 0	$ 22,750